Warrants (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class O Warrants
Forfeiture Rate	0.00%
Expected Dividend Yield	0.00%
Class O Warrants | Minimum
Weighted Average Expected Life in Years	1 year 3 months 4 days
Weighted Average Risk Free Interest Rate	1.70%
Weighted Average Volatility	88.06%
Class O Warrants | Maximum
Weighted Average Expected Life in Years	1 year 3 months 14 days
Weighted Average Risk Free Interest Rate	1.76%
Weighted Average Volatility	90.00%
Warrants
Weighted Average Volatility		150.00%
Forfeiture Rate	0.00%	0.00%
Expected Dividend Yield	0.00%	0.00%
Warrants | Minimum
Weighted Average Expected Life in Years	1 year 2 months 16 days	2 years 2 months 12 days
Weighted Average Risk Free Interest Rate	1.79%	1.25%
Weighted Average Volatility	109.00%
Warrants | Maximum
Weighted Average Expected Life in Years	9 years 7 months 6 days	8 years 6 months
Weighted Average Risk Free Interest Rate	2.39%	2.35%
Weighted Average Volatility	133.00%